Transactions with Related Parties and Affiliates	6 Months Ended
Jun. 30, 2015
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
NOTE 12 — TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
The Navios Holdings Credit facility: In May 2015, Navios Partners entered into the Navios Holdings Credit Facility of up to $60,000. The Navios Holdings Credit Facility has a margin of LIBOR plus 300 bps. The final maturity date is January 2, 2017.  As of June 30, 2015, there was no outstanding amount under this facility and all $60,000 remained to be drawn.
 Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014 and February 2015, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.00 daily rate per Ultra-Handymax vessel; (b) $4.10 daily rate per Panamax vessel; (c) $5.10 daily rate per Capesize vessel; (d) $6.50 daily rate per Container vessel of TEU 6,800; (e) $7.20 daily rate per Container vessel of TEU 8,000; and (f) $8.50 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2015. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence. Total drydocking expenses reimbursed during the three and six months ended June 30, 2015 were $757 and $1,294, respectively. Total drydocking expenses reimbursed during the three and six months ended June 30, 2014 were $146.
Total management fees for the three and six months ended June 30, 2015 amounted to $14,141 and $27,542, respectively. Total management fees for the three and six months ended June 30, 2014 amounted to $12,239 and $24,244, respectively.
General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2015 amounted to $1,505 and $3,105, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2014 amounted to $1,500 and $2,986, respectively.
Balance due to related parties: Included in the current liabilities as of June 30, 2015 was an amount of $15,643, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of payables for drydock and special survey expenses of $10,551, management and administrative fees outstanding of $6,277 mitigated by other receivables of $1,185. Amounts due to related parties as of December 31, 2014 was $1,880 mainly consisted of other payables for drydock and special survey expenses of $2,155 mitigated by other receivables of $275.
Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years, at a net daily rate of $12.50 for the first year and $13.50 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, this charter was extended for approximately six months at a net daily rate of $13.50 plus 50/50 profit sharing based on actual earnings and in October 2014, this charter was further extended for approximately one year at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/ loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $859 and $1,980, respectively. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,248 and $2,396, respectively.
In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to Navios Holdings, at a net daily rate of $12.00 plus profit sharing. In April 2014, this charter was extended for approximately one year and the owners will receive 100% of the first $1.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. On February 11, 2015, Navios Partners and Navios Holdings entered into a novation agreement whereby the rights to the time charter contract of Navios Prosperity were transferred to Navios Holdings on March 5, 2015. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $0 and $771, respectively. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,100 and $2,367, respectively.

In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years commencing in October 2012, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charteres for hire expense/ loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $1,089 and $2,163, respectively. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,105 and $2,122, respectively.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Felicity, a 1997-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options, at a net daily rate of $12.00 plus profit sharing. The owners will receive 100% of the first $1.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, Navios Holdings exercised its first option to extend this charter, and in August 2014, Navios Holdings exercised its second option. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/ loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $740 and $1,810, respectively. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,100 and $2,188, respectively.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Aldebaran, a 2008-built Panamax vessel. The term of this charter was approximately six months commencing in June 2013, at a net daily rate of $11.00 plus profit sharing, with a six-month extension option. In December 2013, Navios Holdings exercised its option to extend this charter, at a net daily rate of $11.00 plus profit sharing. The owners will receive 100% of the first $2.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In July 2014, the Company further extended this charter for approximately six to nine months. On February 11, 2015, Navios Partners and Navios Holdings entered into a novation agreement whereby the rights to the time charter contract of Navios Aldebaran were transferred to Navios Holdings on February 28, 2015. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $0 and $640, respectively. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $1,009 and $2,007, respectively.

In July 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Hope, a 2005-built Panamax vessel. The term of this charter was approximately one year, at a net daily rate of $10.00. In December 2013, Navios Holdings extended this charter for approximately six months at a net daily rate of $10.00 plus 50/50 profit sharing based on actual earnings. In January 2015, this charter was further extended for approximately one year at a net daily rate of $10.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/ loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $915 and $1,641, respectively. For this charter, for the three and six months ended June 30, 2014, the total revenue of Navios Partners from Navios Holdings amounted to $844 and $1,452, respectively.

In February 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Pollux, a 2009-built Capesize vessel. The term of this charter is approximately for twelve months at a daily rate of $11.40 net per day plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/ loss will be settled accordingly at the end of the charter period. For the three and six months ended June 30, 2015, the total revenue of Navios Partners from the subsidiary of Navios Holdings amounted to $598 and $1,521, respectively.
In March 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Gemini, a 1994-built Panamax vessel. The term of this charter is approximately nine months that commenced in March 2015, at a net daily rate of $7.60 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/ loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $695 and $780, respectively.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Hyperion, a 2004-built Panamax vessel. The term of this charter is approximately ten months that commenced in April 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $751.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Soleil, a 2009-built Ultra-Handymax vessel. The term of this charter is approximately ten months that commenced in May 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $682.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Harmony, a 2006-built Panamax vessel. The term of this charter is approximately twelve months that commenced in May 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $688.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Orbiter, a 2004-built Panamax vessel. The term of this charter is approximately twelve months that commenced in June 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $354.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Fantastiks, a 2005-built Capesize vessel. The term of this charter is approximately ten months that commenced in June 2015, at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $343.
In April 2015, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Alegria, a 2004-built Panamax vessel. The term of this charter is approximately twelve months that commenced in June 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period. Any adjustment by the charterers for hire expense/loss will be settled accordingly at the end of the charter period. For this charter, for the three and six months ended June 30, 2015, the total revenue of Navios Partners from Navios Holdings amounted to $9.
Share Purchase Agreements: On February 4, 2015, Navios Partners entered into a share purchase agreement with Navios Holdings pursuant to which Navios Holdings made an investment in the Company by purchasing common units, and general partnership interests (See Note 8 - Issuance of Units).
Registration Rights Agreement: On February 4, 2015, in connection with the share purchase agreement as discussed above, Navios Partners entered into a registration rights agreement with Navios Holdings pursuant to which Navios Partners provide Navios Holdings with certain rights relating to the registration of the common units.
Revolving Loans to Navios Europe I: Navios Holdings, Navios Maritime Acquisition Corporation (“Navios Acquisition”) and Navios Partners will make available to Navios Europe Inc. (“Navios Europe I”) (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). See Note 13 for the Investment in Navios Europe I and respective ownership interests.
The Navios Revolving Loans I earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of June 30, 2015, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe I (5.0% of the $10,000) was $500, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans I capital is $750, under the caption “Loans receivable from affiliates.” As of June 30, 2015 and December 31, 2014, the amounts undrawn from the Navios Revolving Loans I was $9,100, of which Navios Partners was committed to fund $455.
Revolving Loans to Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (II) Inc. (“Navios Europe II”) (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). See Note 13 for the Investment in Navios Europe II and respective ownership interests.

The Navios Revolving Loans II earn an 18.0% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of June 30, 2015, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe II (5.0% of the $9,000) was $450, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans II capital is $346, under the caption “Loans receivable from affiliates.” As of June 30, 2015, the amount undrawn from the Navios Revolving Loans II was $29,500, of which Navios Partners was committed to fund $1,475.
Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.
Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
In connection with the Navios Maritime Midstream Partners L.P (“Navios Midstream”) initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.
As of June 30, 2015, Navios Holdings held a total of 15,344,310 common units, representing a 18.1% common unit interest in Navios Partners and general partner interest of 2.0%.